Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2015
Compensation Related Costs [Abstract]
Bonus Plan Expenses	Our bonus expenses for the BoM, former BoM and senior management were as follows:

Year ended December 31	2013	2014	2015
(in thousands)	EUR	EUR	EUR

Bonus expenses	32,698	48,957	47,967

Bonus Expenses Under Performance Related Bonus Plan	The bonus expenses under these plans were as follows:

Year ended December 31	2013	2014	2015
(in thousands)	EUR	EUR	EUR

Bonus expenses	30,631	45,462	44,562

Summary of Share Plans
Details with respect to shares granted and vested during the year are set out in the following table:

	EUR-denominated			USD-denominated
Year ended December 31	2013	2014	2015	2013	2014	2015

Total fair value at vesting date of shares vested during the year (in thousands)	38,280	56,214	52,002	51,798	76,605	47,722
Weighted average fair value of shares granted	55.83	65.71	88.83	83.58	84.62	102.42

Employee Share Issuances
A summary of the status of conditionally outstanding shares as of December 31, 2015, and changes during the year ended December 31, 2015, is presented below:

	EUR-denominated		USD-denominated
	Number of shares	Weighted average fair value at grant date (EUR)	Number of shares	Weighted average fair value at grant date (USD)
Conditional shares outstanding at January 1, 2015	1,093,178	53.96	921,215	82.16
Granted	326,601	88.83	418,705	102.42
Vested	(600,298)	49.90	(474,363)	81.53
Forfeited	(14,973)	59.26	(62,511)	90.31
Conditional shares outstanding at December 31, 2015	804,508	71.05	803,046	92.46

Assumption of Black-Scholes Option Valuation of Fair Value of Company's Stock Options
The Black-Scholes option valuation of our stock options granted during the year is based on the following assumptions:

Year ended December 31	2013	2014	2015

Weighted average share price (in EUR)	60.6	65.0	88.1
Volatility (in percentage)	27.0	23.5	28.7
Expected life (in years)	5.6	5.6	5.6
Risk free interest rate	0.8	0.5	—
Expected dividend yield (in EUR)	2.00	2.25	2.52
Forfeiture rate [1]	—	—	—

1.	For the years ending December 31, 2015, 2014 and 2013, forfeitures are estimated to be nil.

Stock Options
Details with respect to stock options are set out in the following table:

	EUR-denominated			USD-denominated
Year ended December 31	2013	2014	2015	2013	2014	2015

Weighted average fair value of stock options granted	14.22	13.94	21.69	21.74	18.57	23.56
Weighted average share price at the exercise date of stock options	59.53	71.69	91.30	77.25	93.19	103.88
Aggregate intrinsic value of stock options exercised (in thousands)	15,924	12,098	12,880	11,086	9,497	6,202
Weighted average remaining contractual term of currently exercisable options	3.09	2.94	3.24	3.12	3.79	4.74
Aggregate intrinsic value of exercisable stock options (in thousands)	37,441	39,020	24,336	22,781	17,942	8,518
Aggregate intrinsic value of outstanding stock options (in thousands)	38,718	40,428	24,611	25,369	19,171	8,709

Stock Option Transactions
The number and weighted average exercise prices of stock options as of December 31, 2015, and changes during the year then ended are presented below:

	EUR-denominated		USD-denominated
	Number of options	Weighted average exercise price per ordinary share (EUR)	Number of options	Weighted average exercise price per ordinary share (USD)
Outstanding, January 1, 2015	599,756	22.09	285,172	40.60
Granted	33,007	86.71	24,125	95.16
Exercised	(171,788)	16.33	(71,793)	17.50
Forfeited	(1,028)	57.61	(1)	34.66
Expired	(4,267)	11.52	(498)	14.93
Outstanding, December 31, 2015	455,680	28.97	237,005	53.21
Exercisable, December 31, 2015	432,295	26.70	212,179	49.75

Outstanding Stock Options
Details with respect to the stock options outstanding are set out in the following table:

EUR-denominated			USD-denominated
Range of exercise prices (EUR)	Number of outstanding options at December 31, 2015	Weighted average remaining contractual life of outstanding options (years)	Range of exercise prices (USD)	Number of outstanding options at December 31, 2015	Weighted average remaining contractual life of outstanding options (years)
0 - 10	—	—	0 - 10	6,074	0.69
10 - 15	118,480	2.69	10 - 15	—	—
15 - 20	109,685	1.40	15 - 20	3,911	2.80
20 - 25	113,230	1.86	20 - 25	59,506	2.10
25 - 40	13,561	5.78	25 - 40	53,352	2.88
40 - 50	20,042	6.80	40 - 50	959	5.62
50 - 60	11,627	7.93	50 - 60	6,923	6.72
60 - 70	25,844	7.93	60 - 70	801	7.07
70 - 80	21,639	9.32	70 - 80	43,753	7.14
80 - 90	8,107	9.30	80 - 90	21,571	8.74
90 - 100	13,465	9.27	90 - 100	29,204	8.33
100 - 110	—	—	100 - 110	10,951	9.32
Total	455,680	3.50	Total	237,005	5.05

Pension Costs
Our pension and retirement expenses for all employees for the years ended December 31, 2015, 2014 and 2013 were:

Year ended December 31	2013	2014	2015
(in thousands)	EUR	EUR	EUR

Pension plan based on multi-employer union plan	40,476	46,542	50,808
Pension plans based on defined contribution	19,799	24,774	28,909
Pension and retirement expenses	60,275	71,316	79,717